Income taxes, Movement on Net Deferred Income Tax Assets and Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes Disclosure [Abstract]
Net deferred tax liability	$ (5,456,114)	$ 0	$ 0
Non-capital loss carryforwards	0	0
Income tax relating to other tax	$ 21,899,470
Top of range [member]
Income Taxes Disclosure [Abstract]
Expiry year	2033
Bottom of range [member]
Income Taxes Disclosure [Abstract]
Expiry year	2041
Non-capital Losses [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	$ 15,764,000	18,233,106
Non-capital loss carryforwards	14,662,222	30,456,595
Lease liabilities [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	157,130	70,584
Capital Losses [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	59,910	68,837
Capital Loan [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	(49,430)	(133,426)
Property, Plant and Equipment [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	(4,557,194)	0
Digital Assets [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	(16,666,200)	(18,141,931)
Right-of-Use Assets [Member]
Income Taxes Disclosure [Abstract]
Net deferred tax liability	$ (164,330)	$ (97,170)